UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments L.P.

Address:   430 Park Avenue,12th Floor
           New York, New York 10022


Form 13F File Number: 28-12856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  (212) 808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LP maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LP. Ridgeback Capital Management LP, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      107,681
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Management LP
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Investments Ltd.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Ariad Pharmaceuticals Inc.       Common Stock   04033A100   14,634   850,300 SH       SOLE       1,2         0      0   850,300
Array BioPharma, Inc.            Common Stock   04269X105    6,709 1,933,400 SH       SOLE       1,2         0      0 1,933,400
Auxilium Pharmaceuticals Inc.    Common Stock   05334D107    6,050   225,000 SH       SOLE       1,2         0      0   225,000
BioLineRx, Ltd.                  Sponsored ADR  09071M106      232    95,000 SH       SOLE       1,2         0      0    95,000
Celldex Therapeutics, Inc.       Common Stock   15117B103   12,446 2,405,017 SH       SOLE       1,2         0      0 2,405,017
DUSA Pharmaceuticals Inc.        Common Stock   266898105       90    17,200 SH       SOLE       1,2         0      0    17,200
Dynavax Technologies Corporation Common Stock   268158102    2,160   500,000 SH       SOLE       1,2         0      0   500,000
Ironwood Pharmaceuticals, Inc.   Common Stock   46333X108   32,728 2,375,000 SH       SOLE       1,2         0      0 2,375,000
Lexicon Pharmaceuticals, Inc.    Common Stock   528872104      225   100,000 SH       SOLE       1,2         0      0   100,000
Onyx Pharmaceuticals, Inc.       Common Stock   683399109    4,818    72,500 SH       SOLE       1,2         0      0    72,500
Questcor Pharmaceuticals, Inc.   Common Stock   74835Y101    1,331    25,000 SH       SOLE       1,2         0      0    25,000
Regeneron Pharmaceuticals, Inc.  Common Stock   75886F107    4,009    35,100 SH       SOLE       1,2         0      0    35,100
Sangamo Biosciences Inc.         Common Stock   800677106    2,058   372,907 SH       SOLE       1,2         0      0   372,907
Santarus, Inc.                   Common Stock   802817304   13,684 1,930,000 SH       SOLE       1,2         0      0 1,930,000
Sunesis Pharmaceuticals Inc.     Common Stock   867328601    4,118 1,434,887 SH       SOLE       1,2         0      0 1,434,887
Synta Pharmaceuticals Corp.      Common Stock   87162T206    2,250   411,306 SH       SOLE       1,2         0      0   411,306
Xenoport, Inc.                   Common Stock   98411C100      139    23,083 SH       SOLE       1,2         0      0    23,083